Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000030128
Account Value [Line Items]
Line Graph and Table Measure Name		FAM Dividend Focus Fund - Investor Shares
Account Value	$ 28,578	$ 10,000	$ 26,564	$ 22,193	$ 25,633	$ 20,413	$ 18,033	$ 13,603	$ 13,596	$ 12,070	$ 9,927
C000164667
Account Value [Line Items]
Line Graph and Table Measure Name	FAM Small Cap Fund - Institutional Shares
Account Value	$ 1,211,483	$ 500,000	1,075,465	894,740	1,020,518	798,380	724,139	569,954	628,354	600,356	482,530
C000110096
Account Value [Line Items]
Line Graph and Table Measure Name		FAM Small Cap Fund - Investor Shares
Account Value	$ 23,983	$ 10,000	21,320	17,750	20,268	15,869	14,414	11,359	12,533	11,988	9,651
C000164665
Account Value [Line Items]
Line Graph and Table Measure Name	FAM Value Fund - Institutional Shares
Account Value	$ 1,275,230	$ 500,000	1,101,303	946,806	1,100,458	874,323	816,866	625,642	665,555	567,958	491,308
C000030126
Account Value [Line Items]
Line Graph and Table Measure Name		FAM Value Fund - Investor Shares
Account Value	25,129	$ 10,000	21,743	18,730	21,809	17,359	16,250	12,469	13,290	11,359	9,826
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 1,712,698	$ 500,000	1,369,942	1,084,779	1,324,692	1,029,244	869,303	661,135	691,451	567,546	506,919
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 1,712,698	$ 500,000	1,369,942	1,084,779	1,324,692	1,029,244	869,303	661,135	691,451	567,546	506,919
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
Russell Midcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 25,070	$ 10,000	21,735	18,541	22,424	18,292	15,621	11,966	13,158	11,102	9,756
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 1,061,159	$ 500,000	951,388	813,647	1,022,638	890,653	742,453	591,478	664,687	579,767	477,930
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 21,223	$ 10,000	19,028	16,273	20,453	17,813	14,849	11,830	13,294	11,595	9,559
Russell Midcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 1,253,498	$ 500,000	1,086,750	927,046	1,121,180	914,621	781,054	598,317	657,911	555,116	487,807
Russell Midcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 25,070	$ 10,000	$ 21,735	$ 18,541	$ 22,424	$ 18,292	$ 15,621	$ 11,966	$ 13,158	$ 11,102	$ 9,756